Other comprehensive loss and accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2011
Other comprehensive loss and accumulated other comprehensive loss and Shareholders' equity [Abstract]
Accumulated other comprehensive loss, net of tax

The components of “Accumulated other comprehensive loss”, net of tax, are as follows:

(in millions of Canadian dollars)	2011	2010

Unrealized foreign exchange loss on translation of the net investment in U.S. subsidiaries	$(250)	$(309)
Unrealized foreign exchange gain on translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	322	373
Deferred loss on settled hedge instruments	(17)	(17)
Unrealized effective (losses) gains on cash flow hedges	(3)	2
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,788)	(2,135)

Accumulated other comprehensive loss	$(2,736)	$(2,086)

Other comprehensive loss and the related tax effects

Components of other comprehensive loss and the related tax effects are as follows:

(in millions of Canadian dollars)	Before tax amount	Income tax Recovery (expense)	Net of tax amount

For the year ended December 31, 2011
Unrealized foreign exchange gain (loss) on:
Translation of the net investment in U.S. subsidiaries	$59	$–	$59
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	(59)	8	(51)
Change in derivatives designated as cash flow hedges:
Realized gain on cash flow hedges recognized in income	(17)	3	(14)
Unrealized gain on cash flow hedges	10	(1)	9
Change in pension and other benefits actuarial gains and losses	(892)	232	(660)
Change in prior service pension and other benefit costs	9	(2)	7

Other comprehensive loss	$(890)	$240	$(650)

For the year ended December 31, 2010
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	$(124)	$–	$(124)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	142	(18)	124
Change in derivatives designated as cash flow hedges:
Unrealized gain on cash flow hedges	2	(1)	1
Change in pension and other benefits actuarial gains and losses	(472)	121	(351)
Change in prior service pension and other benefit costs	12	(3)	9

Other comprehensive loss	$(440)	$99	$(341)

For the year ended December 31, 2009
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	$(244)	$–	$(244)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	247	(32)	215
Change in derivatives designated as cash flow hedges:
Realized loss on cash flow hedges recognized in income	4	(1)	3
Unrealized gain on cash flow hedges	3	(1)	2
Change in pension and other benefits actuarial gains and losses	(683)	171	(512)
Change in prior service pension and other benefit costs	21	(5)	16

Other comprehensive loss	$(652)	$132	$(520)